Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	817,538,234.85	39,297
Yield Supplement Overcollateralization Amount 04/30/22	20,289,819.21	0
Receivables Balance 04/30/22	837,828,054.06	39,297
Principal Payments	34,379,698.29	861
Defaulted Receivables	686,609.13	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	19,201,470.80	0
Pool Balance at 05/31/22	783,560,275.84	38,408

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.74%
Prepayment ABS Speed	1.73%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,062,196.09	244
Past Due 61-90 days	2,495,346.23	91
Past Due 91-120 days	404,043.06	15
Past Due 121+ days	0.00	0
Total	8,961,585.38	350

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.12%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	612,167.52
Aggregate Net Losses/(Gains) - May 2022	74,441.61
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.11%
Prior Net Losses/(Gains) Ratio	0.23%
Second Prior Net Losses/(Gains) Ratio	0.04%
Third Prior Net Losses Ratio/(Gains)	-0.13%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	9,010,943.17
Actual Overcollateralization	9,010,943.17
Weighted Average Contract Rate	3.86%
Weighted Average Contract Rate, Yield Adjusted	5.17%
Weighted Average Remaining Term	52.24

Flow of Funds	$ Amount
Collections	37,665,897.50
Investment Earnings on Cash Accounts	2,247.58
Servicing Fee	(698,190.05)
Transfer to Collection Account	-
Available Funds	36,969,955.03

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	244,173.36
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,026,269.31
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,010,943.17
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,098,503.69

Total Distributions of Available Funds	36,969,955.03

Servicing Fee	698,190.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 05/16/22	808,136,545.15
Principal Paid	33,587,212.48
Note Balance @ 06/15/22	774,549,332.67

Class A-1
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2
Note Balance @ 05/16/22	270,256,545.15
Principal Paid	33,587,212.48
Note Balance @ 06/15/22	236,669,332.67
Note Factor @ 06/15/22	61.4709573%

Class A-3
Note Balance @ 05/16/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	385,010,000.00
Note Factor @ 06/15/22	100.0000000%

Class A-4
Note Balance @ 05/16/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	100,230,000.00
Note Factor @ 06/15/22	100.0000000%

Class B
Note Balance @ 05/16/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	35,090,000.00
Note Factor @ 06/15/22	100.0000000%

Class C
Note Balance @ 05/16/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	17,550,000.00
Note Factor @ 06/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	284,238.86
Total Principal Paid	33,587,212.48
Total Paid	33,871,451.34

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	49,547.03
Principal Paid	33,587,212.48
Total Paid to A-2 Holders	33,636,759.51

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2435867
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.7835293
Total Distribution Amount	29.0271160

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1286902
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	87.2372470
Total A-2 Distribution Amount	87.3659372

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	209.19
Noteholders' Third Priority Principal Distributable Amount	522.52
Noteholders' Principal Distributable Amount	268.29

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,924,574.03
Investment Earnings	1,588.13
Investment Earnings Paid	(1,588.13)
Deposit/(Withdrawal)	-
Balance as of 06/15/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,607,534.28	$3,132,955.21	$4,266,996.80
Number of Extensions	128	117	149
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	0.36%	0.47%